NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Newbuildings

(in thousands of $)
Balance at December 31, 2017	79,602
Additions, net	202,220
Interest capitalized	576
Transfer to Vessels and Equipment, net	(231,861)
Balance at June 30, 2018	50,537